Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of revenue [Abstract]
Disclosure of revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Gold income	1,917	1,545	3,439
By-products	46	37	86
Revenue from product sales	1,963	1,582	3,525